Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about other current liabilities [Line Items]
Income tax liability	€ 1,145	€ 0
Payroll tax	400	1,760
Accrual for vacation	1,194	607
Other	174	134
Total	€ 2,913	€ 2,501